Organization and nature of business	12 Months Ended
Sep. 30, 2021
Organization and nature of business
Organization and nature of business

Note 1 — Organization and nature of business

Farmmi, Inc. (“FAMI”) is a holding company incorporated under the laws of the Cayman Islands on July 28, 2015. FAMI’s Chief Executive Officer (“CEO”) Ms. Yefang Zhang, as the sole shareholder of FarmNet Limited which is the sole shareholder of FAMI, and her husband Mr. Zhengyu Wang, a director of FAMI, are the ultimate shareholders of the Company (“Controlling Shareholders”). FAMI owns 100% equity interest of Farmmi International Limited (“Farmmi International”), a Hong Kong company, who in turn owns 100% equity interest of Zhejiang Farmmi Agricultural Technology Group Co., Ltd. (“Farmmi Agricultural”) (formerly known as Hangzhou Suyuan Agriculture Technology Co., Ltd., “Suyuan Agriculture”), a company incorporated in the People’s Republic of China (“PRC” or “China”), through Farmmi (Hangzhou) Enterprise Management Co., Ltd. (“Farmmi Enterprise”) and Lishui Farmmi Technology Co., Ltd. (“Farmmi Technology”), two wholly foreign-owned entities (“WFOE”) formed by Farmmi International under the laws of China. Farmmi Enterprise and Farmmi Technology own 31.7% and 68.3% of Farmmi Agricultural, respectively. Farmmi Agricultural owns 96.15% equity interest of Zhejiang Forest Food Co., Ltd. (“Forest Food”) and 100% equity interest of Zhejiang FLS Mushroom Co., Ltd. (“FLS Mushroom”).

On September 18, 2016, Farmmi Agricultural entered into a series of contractual agreements with Zhengyu Wang, the owner of Hangzhou Nongyuan Network Technology Co., Ltd. (“Nongyuan Network”) and Nongyuan Network. Nongyuan Network is a company incorporated on December 8, 2015 that focuses on the development of network marketing and provides a network platform for sales of agriculture products. These agreements include an Exclusive Management Consulting and Technology Agreement, an Equity Pledge Agreement, an Exclusive Call Option Agreement, a Proxy Agreement and a Power of Attorney (collectively, the “Original VIE Agreements”). The Original VIE Agreements empowered Farmmi Agricultural to exercise management control over the activities that most significantly impanct the operation results of Nongyuan Network, and obligated Farmmi Agricultural to absorb a majority of the risk of loss from Nongyuan Network’s activities and entitled Farmmi Agricultural to receive a majority of their residual returns. In essence, Farmmi Agricultural and the Company had gained effective control over Nongyuan Network.

On December 4, 2019, Zhengyu Wang transferred his 100% shares of Nongyuan Network to his daughter Xinyang Wang. As a result, Xinyang Wang holds 100% shares of Nongyuan Network. On December 10, 2019, Xinyang Wang, as the new shareholder of Nongyuan Network, signed a series of VIE agreements (the “Xinyang Wang VIE Agreements”) with Nongyuan Network and Farmmi Agricultural. On May 15, 2020, the following agreements were signed with the effective date of December 10, 2019:

(1)	Zhengyu Wang, Nongyuan Network and Farmmi Agricultural signed a termination agreement to confirm that the Original VIE Agreements have been terminated because Zhengyu Wang is no longer the shareholder of Nongyuan Network;
(2)	Zhengyu Wang, Dehong Zhang (the legal representative of Nongyuan Network), Xinyang Wang, Nongyuan Network and Farmmi Agricultural signed a joint statement to confirm that the board of directors of the Company has the ultimate authority over the matters of the VIE entity Nongyuan Network.

FAMI believes that Xinyang Wang VIE Agreements enable Farmmi Agricultural and FAMI to keep the effective control over Nongyuan Network. Therefore, FAMI believes that Nongyuan Network should be considered as Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation. Accordingly, the accounts of this entity are consolidated with those of Farmmi Agricultural.

Since FAMI and its subsidiaries are effectively controlled by the same Controlling Shareholders, they are considered under common control. The consolidation of FAMI and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On December 26, 2017, Zhejiang Farmmi Food Co., Ltd. (“Farmmi Food”) was established under the laws of the PRC. Initially Farmmi Food was wholly owned by Farmmi Technology. In January 2018, the share ownership was transferred to Farmmi Agricultural. In May 2018, Farmmi Food received its food production permit and began operation.

Note 1 — Organization and nature of business (Continued)

On March 22, 2019, Lishui Farmmi E-Commerce Co., Ltd. (“Farmmi E-Commerce”) was established under the laws of the PRC. Nongyuan Network and Farmmi Agricultural own 98% and 2% of interests in Farmmi E-Commerce, respectively. In September 2021, the share ownership of Nongyuan Network and Farmmi Agricultural in Farmmi E-Commerce was changed to 22.8% and 77.2%, respectively.

On April 7, 2021, Zhejiang Farmmi Biotechnology Co., Ltd. ("Farmmi Biotech") was established under the laws of the PRC. Farmmi Agricultural owns 100% interest in Farmmi Biotech.

On April 25, 2021, Zhejiang Farmmi (Hangzhou) Ecology Agriculture Development Co., Ltd. ("Farmmi Ecology") was established under the laws of the PRC. Farmmi International owns 100% interest in Farmmi Ecology.

On May 11, 2021, Zhejiang Farmmi Agricultural Supply Chain Co., Ltd. ("Farmmi Supply Chain") was established under the laws of the PRC. Farmmi Ecology owns 100% interest in Farmmi Supply Chain.

On September 7, 2021, Zhejiang Yitang Medical Service Co., Ltd. ("Yitang Mediservice") was established under the laws of the PRC. Nongyuan Network and Farmmi Ecology own 95% and 5% interests in Yitang Medical Service, respectively.

On September 17, 2021, Zhejiang Yiting Medical Technology Co., Ltd. ("Yiting Meditech") was established under the laws of the PRC. Yitang Mediservice owns 100% interest in Yiting Meditech.

On September 17, 2021, Farmmi (Hangzhou) Health Development Co., Ltd ("Farmmi Heath Development") was established under the laws of the PRC. Farmmi International owns 100% interest in Farmmi Health Development.

On September 18, 2021, Zhejiang Farmmi Medical Health Technology Co., Ltd ("Farmmi Medical Health") was established under the laws of the PRC. Farmmi Health Development owns 100% interest in Farmmi Medical Health.

On September 18, 2021, Zhejiang Farmmi Holdings Group Co., Ltd. ("Farmmi Holdings") was established under the laws of the PRC. Farmmi Technology, Farmmi Enterprise and Farmmi Ecology own 40%, 30% and 30% of interests in Farmmi Holding, respectively.

On September 27, 2021, we acquired Jiangxi Xiangbo from Ganzhou Tengguang Agriculture and Forestry Development Co., Ltd. for a total price of RMB 70 million. Together with Jiangxi Xiangbo, its 100% percent subsidiary Yudu County Yada Forestry Co., LTD became the subsidiary of FAMI.

On September 27, 2021, we acquired Guoning Zhonghao from Ningbo Guoning Zhonghao Technology Co., Ltd. and Jianxin Huang for a total price of RMB 5,000.

Note 1 — Organization and nature of business (Continued)

On September 27, 2021, an agreement was signed to divest 100% interest in Forest Food to a third party for total cash consideration of RMB18.2 million (approximately $2.8 million) on October 1, 2021. Certain prior periods of the Company have been reclassified to conform to current period presentation as discontinued operations. Such reclassifications had no effect on net income (loss) or cash flows as previously reported. As of September 30, 2021, details of the subsidiaries of FAMI are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
FAMI	July 28, 2015	Cayman	Parent	Holding company
Farmmi International	August 20, 2015	Hong Kong	100	Holding company
Farmmi Enterprise	May 23, 2016	Zhejiang, China	100	Holding company
Farmmi Technology	June 6, 2016	Zhejiang, China	100	Holding company
Farmmi Agricultural	December 8, 2015	Zhejiang, China	100	Holding company
FLS Mushroom	March 25, 2011	Zhejiang, China	100	Light processing and distribution of dried mushrooms
Farmmi Food	December 26, 2017	Zhejiang, China	100	Dehydrating, further processing and distribution of edible fungus
Nongyuan Network	July 7, 2016	Zhejiang, China	0 (VIE)	Trading
Farmmi E-Commerce	March 22, 2019	Zhejiang, China	100%	Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech	April 7, 2021	Zhejiang, China	100%	Research and development of mushroom powder and mushroom extract
Farmmi Ecology	April 25, 2021	Zhejiang, China	100%	Holding company
Farmmi Supply Chain	May 11, 2021	Zhejiang, China	100%	Agricultural products supply chain
Yitang Mediservice	September 7, 2021	Zhejiang, China	Subsidiary of the VIE	Medical services
Yiting Meditech	September 17, 2021	Zhejiang, China	Subsidiary of the VIE	Medical technology
Farmmi Health Development	September 17, 2021	Zhejiang, China	100%	Health development
Farmmi Medical Health	September 18, 2021	Zhejiang, China	100%	Medical health
Farmmi Holdings	September 18, 2021	Zhejiang, China	100%	Holding company

FAMI, Farmmi International, Farmmi Enterprise, Farmmi Technology, Farmmi Agricultural, FLS Mushroom, Farmmi Food, Nongyuan Network, Farmmi E-Commerce, Farmmi Biotech, Farmmi Ecology, Farmmi Supply Chain, Yitang Mediservice, Yitang Meditech, Farmmi Health Development, Farmmi Medical Health and Farmmi Holdings (herein collectively referred to as the “Company”) are engaged in processing and distributing dried Shiitake mushrooms and Mu Er mushrooms. FLS Mushroom, Nongyuan Network, Farmmi Agricultural, Farmmi Technology, Farmmi Food, Farmmi Biotech and Farmmi Supply Chain are the main operating entities located in China, all other entities holding companies or dormant without any material activities. Approximately 99.9% of the Company’s products are sold in China.